STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8%
Alabama - 2.3%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2023	2,000,000		2,039,582
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2024	3,000,000		3,080,093
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	5,160,082
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	[a]	9,141,493
				19,421,250
Arizona - 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		896,144
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000		821,444
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2022	500,000		504,831
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,345,579
Maricopa County Unified School District No. 4, GO (Project 2018) Ser. E	5.00	7/1/2024	1,450,000		1,540,419
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	6,000,000		6,118,751
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,281,689
				20,508,857
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,069,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Arkansas - .3% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	5.00	6/1/2027	1,000,000		1,129,696
				2,199,228
California - 10.1%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		422,981
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		395,435
California Health Facilities Financing Authority, Revenue Bonds, Refunding	5.00	10/1/2025	4,565,000	[a]	4,925,944
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000	[a]	1,115,373
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,062,926
California Municipal Finance Authority, Revenue Bonds, Refunding (Republic Services) Ser. A	1.88	10/3/2022	8,500,000	[a]	8,492,328
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000	[a]	981,378
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	2,855,724
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	944,390
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2026	440,000	[c]	457,993
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2024	310,000	[c]	317,171
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2025	440,000	[c]	453,669
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	5,000,000		5,196,157

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
California - 10.1% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	1,520,000		1,618,173
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000		2,518,593
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2024	4,350,000		4,580,878
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2025	2,530,000	[c]	2,710,121
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2024	2,890,000	[c]	3,030,340
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2023	2,645,000	[c]	2,716,598
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2024	1,720,000		1,793,331
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2023	1,175,000		1,206,503
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2024	1,500,000	[c]	1,609,302
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2025	1,750,000	[c]	1,921,573
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2022	1,000,000	[c]	1,018,314
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2023	1,500,000	[c]	1,573,029
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2025	3,100,000		3,282,247
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2024	4,250,000		4,433,958
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2023	1,500,000		1,541,975
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000		266,076
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000		250,000
Silicon Valley Clean Water, Revenue Bonds, Ser. A	3.00	3/1/2024	3,000,000		3,049,161
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2024	4,825,000		5,115,730
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2023	3,000,000		3,098,574

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
California - 10.1% (continued)
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	700,000		731,691
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	500,000		530,882
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	600,000		646,669
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	580,000		596,357
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2024	1,100,000		1,143,785
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,310,269
Western Placer Unified School District, BAN	2.00	6/1/2025	5,000,000		4,864,572
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000		965,496
				85,745,666
Colorado - 3.4%
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,485,000		2,545,147
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,605,000		2,594,023
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,805,000		1,840,151
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	14,460,000	[a]	14,670,277
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	[a]	7,397,155
				29,046,753
Connecticut - 2.8%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2023	165,000		170,253
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000		356,224

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Connecticut - 2.8% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000		216,910
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000		665,817
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000		618,316
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000		561,661
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2022	500,000		501,002
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	[a]	11,995,992
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	[a]	5,114,379
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	3,310,000		3,394,396
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	470,000	[a]	469,998
				24,064,948
Delaware - .1%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2025	500,000	[c]	529,575
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2024	400,000	[c]	414,897
				944,472
District of Columbia - 3.9%
District of Columbia, Revenue Bonds, Ser. C	5.00	12/1/2024	8,500,000		8,636,466
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	21,000,000	[a]	20,840,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
District of Columbia - 3.9% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	0.79	10/1/2039	1,600,000	[d]	1,600,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	[c]	1,613,818
				32,690,663
Florida - 1.4%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000		1,134,384
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		2,015,995
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,318,959
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000		1,263,902
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Luice Project) Ser. B	5.00	10/1/2026	1,600,000	[c]	1,767,892
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2022	1,620,000	[e]	1,620,000
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000		717,658
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000		1,886,720
				11,725,510
Georgia - 2.6%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,043,711
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,527,665
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	[a]	2,085,195
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,682,476
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		715,802
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		1,027,308

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Georgia - 2.6% (continued)
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	[a]	7,962,143
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	[a]	4,987,372
				22,031,672
Hawaii - 1.6%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,162,577
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,162,577
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2024	1,500,000	[c]	1,592,858
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2023	1,250,000	[c]	1,300,980
				13,218,992
Illinois - 5.0%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		847,444
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		731,578
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,200,147
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		513,785
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		506,801
Illinois, GO	5.00	6/1/2024	5,000,000		5,241,837
Illinois, GO, Refunding	5.00	2/1/2024	10,000,000		10,429,858
Illinois, GO, Ser. A	5.00	3/1/2024	2,000,000		2,088,834
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000	[a]	10,867,475
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,881,606
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2023	1,400,000		1,460,154
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,197,939
				41,967,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Indiana - 3.6%
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	1/15/2024	1,140,000		1,176,061
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	7/15/2023	1,380,000		1,414,581
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project) Ser. A	5.00	7/1/2023	10,000,000	[e]	10,343,459
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.68	12/1/2039	300,000	[d]	300,000
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light) Ser. B	0.95	4/1/2026	3,300,000	[a]	2,911,735
Indiana Finance Authority, Revenue Bonds, Refunding (Republic Services Project) Ser. B	0.95	6/1/2022	7,000,000	[a]	7,000,000
Indianapolis Board of School Commissioners, GO	5.00	1/15/2023	1,000,000		1,020,045
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	[a]	6,061,931
				30,227,812
Iowa - 1.8%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	2,984,205
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		607,916
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000		532,154
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		566,909
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	10,000,000	[a]	10,742,669
				15,433,853
Kansas - .8%
Kansas Department of Transportation, Revenue Bonds, Ser. C	4.00	9/1/2028	7,000,000		7,027,940
Kentucky - 1.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	[a]	1,031,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Kentucky - 1.2% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,500,000	[a]	1,536,591
Kentucky Turnpike Authority, Revenue Bonds, Refunding (Revitalization Project) Ser. A	5.00	7/1/2031	5,000,000		5,015,583
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	[a]	2,456,506
				10,040,320
Louisiana - .7%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	[a]	3,924,018
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000		1,141,206
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000		1,060,645
				6,125,869
Maine - .9%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	2,195,000		2,250,951
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,460,000		2,535,804
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,780,000		2,878,523
				7,665,278
Maryland - .8%
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2026	3,250,000	[c]	3,569,751
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2025	3,000,000	[c]	3,235,690
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	0.66	4/1/2035	400,000	[d]	400,000
				7,205,441
Massachusetts - 2.0%
Hamilton Wenham Regional School District, BAN, Refunding	1.50	1/19/2023	1,081,400		1,079,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Massachusetts - 2.0% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000		551,429
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		312,001
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		762,575
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2022	275,000		278,261
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000		3,008,188
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,005,788
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		360,762
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		525,001
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		501,361
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	[a]	5,095,146
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,600,000	[f]	2,660,696
				17,140,357
Michigan - 1.2%
Lakeview School District, GO (LOC; TD Bank NA) Ser. B	0.79	5/1/2032	1,000,000	[d]	1,000,000
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	955,000		954,535
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,476,206

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Michigan - 1.2% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000	502,213
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2024	570,000	609,883
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2023	225,000	235,312
				9,778,149
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,230,000	1,245,529
Missouri - 1.4%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	696,244
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2024	1,000,000	1,052,256
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2023	700,000	721,985
Kansas Industrial Development Authority, Revenue Bonds	5.00	3/1/2025	1,740,000	1,848,894
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,012,256
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,568,091
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	2,105,000	2,132,305
				12,032,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2025	325,000	350,135
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2024	400,000	422,691
				772,826
Nebraska - .9%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	4,655,000	4,616,414
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	3,405,000	3,457,912
				8,074,326
Nevada - 1.1%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000	1,199,212
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000	8,231,728
				9,430,940
New Hampshire - .7%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a] 3,911,336
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a] 1,955,668
				5,867,004
New Jersey - 7.0%
Eastern Camden County Regional School District Board of Education, GO	1.00	8/15/2023	2,335,000	2,303,169
Margate, BAN, Refunding	1.25	12/14/2022	5,000,000	4,988,433
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	4.00	6/1/2023	5,000,000	5,101,846
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	5.00	6/1/2024	6,000,000	6,318,350
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	1,500,000	[e] 1,502,096

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
New Jersey - 7.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	[a]	2,473,094
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,366,615
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	10,000,000	[b]	10,532,896
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		314,598
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2022	200,000		200,267
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		226,982
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		426,191
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	3.00	10/1/2052	4,975,000		4,887,130
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		1,852,745
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000		10,012,493
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000		5,460,574
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	8/15/2022	1,000,000		1,003,466
				58,970,945
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	[a]	5,844,413
New York - 14.9%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,274,507
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		889,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
New York - 14.9% (continued)
Dansville Central School District, BAN (Insured; State Aid Withholding)	1.00	6/28/2022	5,290,000		5,288,721
Herkimer Central School District, BAN, Refunding (Insured; State Aid Withholding)	1.00	6/29/2022	4,395,000		4,393,692
Irondequoit, BAN, Refunding, Ser. B	1.25	12/16/2022	7,500,000		7,490,299
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	6,880,306
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,174,414
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	5,000,000		5,041,362
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000	[a]	2,294,605
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.67	4/1/2038	500,000	[d]	500,000
New York City, GO, Ser. D3	5.00	8/1/2038	5,000,000		5,129,966
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,897,910
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	2,000,000	[a]	1,861,139
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,251,147
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	9.39	3/1/2023	2,000,000	[f]	2,023,809
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	0.79	6/15/2035	100,000	[d]	100,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.79	11/1/2041	2,200,000	[d]	2,200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	0.67	8/1/2042	2,000,000	[d]	2,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000		1,035,659

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.8% (continued)
New York - 14.9% (continued)
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	1,390,000	1,396,018
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	885,000	891,393
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000	4,692,759
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. N	1.50	11/1/2023	1,000,000	993,120
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000	1,206,107
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000	953,673
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000	4,904,991
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	4,705,000	4,773,075
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000	1,005,383
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000	1,046,197
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000	1,341,590
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000	1,477,060
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000	1,686,538
Plattsburgh, BAN	2.00	11/18/2022	1,206,397	1,208,421
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2023	2,710,000	2,820,297
Rochester, BAN, Refunding, Ser. I	2.50	3/1/2023	10,000,000	10,049,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
New York - 14.9% (continued)
Salmon River Central School District, RAN (Insured; State Aid Withholding)	1.00	6/24/2022	3,000,000		2,999,517
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2024	1,785,000	[c]	1,886,530
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2023	625,000	[c]	647,753
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.67	1/1/2031	1,000,000	[d]	1,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	14,375,000	[a]	14,308,336
				126,015,457
Ohio - 1.3%
Akron, Revenue Bonds, Refunding	4.00	12/1/2025	2,210,000		2,343,283
American Municipal Power, Revenue Bonds, Refunding, Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,931,665
Cincinnati School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	1,000,000		1,106,432
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2025	780,000	[c]	846,893
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2024	675,000	[c]	717,683
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2023	1,710,000	[c]	1,778,316
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,915,000		1,924,537
				10,648,809
Oklahoma - 1.7%
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,860,000		1,925,919
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,955,000		2,071,967
Tulsa, GO	5.00	3/1/2023	5,000,000		5,127,089
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000		4,986,630
				14,111,605
Oregon - .7%
Central Oregon Community College, GO, Refunding (Insured; School Board Guaranty)	4.00	6/15/2024	450,000		468,670
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	2,220,000		2,204,473

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Oregon - .7% (continued)
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,055,000		3,177,473
				5,850,616
Pennsylvania - 3.7%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2024	500,000	[c]	515,297
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2025	500,000	[c]	525,005
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2026	1,660,000	[c]	1,771,399
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2023	950,000		988,534
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2024	705,000		745,953
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000		3,000,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	1.13	5/1/2023	1,220,000	[a]	1,205,927
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000		605,307
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Pennsylvania's State System of Higher Education)	0.74	6/15/2024	4,000,000		3,772,241
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,838,327
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2024	1,000,000		1,061,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Pennsylvania - 3.7% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2023	1,000,000		1,039,755
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	0.79	12/1/2039	1,400,000	[d]	1,400,000
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		517,397
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000		227,408
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	1.44	12/1/2023	3,000,000	[a,g]	3,002,898
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,141,657
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000		5,189,348
				31,548,282
Rhode Island - .8%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,865,000		1,851,641
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,385,000		2,415,749
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	0.45	10/1/2023	2,705,000	[a]	2,628,105
				6,895,495
South Carolina - 1.2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,111,832
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	3,095,000		3,110,385
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2024	730,000		764,516
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2023	1,200,000		1,232,555
				10,219,288

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Tennessee - .1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	11/1/2035	900,000	[d]	900,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	1/1/2033	200,000	[d]	200,000
				1,100,000
Texas - 11.3%
Alvin Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.25	8/15/2022	1,000,000	[a]	999,940
Amarillo Drainage Utility, Revenue Bonds (Drainage Utility System)	5.00	8/15/2025	375,000		408,110
Amarillo Drainage Utility, Revenue Bonds (Drainage Utility System)	5.00	8/15/2024	370,000		393,784
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,230,124
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		635,177
Cypress-Fairbanks Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2023	1,000,000	[e]	1,025,063
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,000,000		1,044,954
Dallas Housing Finance Corp., Revenue Bonds (Estates at Shiloh)	1.25	7/1/2023	2,000,000	[a]	1,982,053
Denton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	8/1/2023	5,000,000	[a]	5,016,425
El Paso, GO, Ser. B	5.00	8/15/2023	300,000		311,780
El Paso, GO, Ser. C	5.00	8/15/2023	410,000		426,099
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	830,000	[a]	830,188
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	2,000,000	[a]	1,845,167
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	3,880,000	[a]	3,889,322
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	1,120,000	[a,e]	1,122,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Texas - 11.3% (continued)
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	[a]	5,008,953
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000		2,626,276
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	1,310,000		1,327,795
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000	[a]	3,500,000
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,981,162
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services)	5.00	5/15/2025	2,125,000		2,287,496
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	[a]	3,693,482
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	2,500,000		2,676,995
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	3,948,469
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	[a]	3,456,392
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	[a]	9,818,712
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,267,819
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,030,747
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2023	2,000,000		2,046,963
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,425,410
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	[a]	2,261,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Texas - 11.3% (continued)
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,183,646
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	3,645,000	[a]	3,658,232
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	755,000	[a,e]	757,133
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[a,e]	601,695
Texas, GO, Ser. A	0.71	6/1/2045	3,200,000	[d]	3,200,000
Texas, GO, Ser. A	0.71	6/1/2044	7,550,000	[d]	7,550,000
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	[a]	1,960,308
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2025	875,000		926,917
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2022	500,000		506,971
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2023	750,000		773,986
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2024	625,000		653,449
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000		1,103,367
				95,394,941
U.S. Related - .7%
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		856,894
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,011,323
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[h]	1,586,750
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,603,180
				6,058,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Utah - .4%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000	[a]	3,182,591
Virginia - .7%
Halifax County Industrial Development Authority, Revenue Bonds (Virginia Electric and Power Co.)	1.65	5/31/2024	1,750,000	[a]	1,722,625
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric and Power Co.)	1.65	5/31/2024	3,000,000	[a]	2,953,072
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,250,000		1,324,261
				5,999,958
Washington - 1.7%
Everett Housing Authority, Revenue Bonds (Baker Heights Legacy)	0.30	9/1/2023	1,000,000	[a]	971,826
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2023	100,000		99,962
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2022	100,000		100,148
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		152,190
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		101,474
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		159,184
Port of Seattle, GO, Ser. A	5.00	12/1/2025	1,860,000		2,024,630
Port of Seattle, GO, Ser. A	5.00	12/1/2024	1,775,000		1,894,486
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,469,205
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000		4,997,879
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000		1,110,000
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2024	200,000	[b]	212,210
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2025	275,000	[b]	297,417

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.8% (continued)
Washington - 1.7% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2022	250,000	[b]	254,440
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2023	250,000	[b]	261,413
				14,106,464
Wisconsin - 1.7%
Madison Metropolitan School District, GO	4.00	3/1/2023	5,000,000		5,088,609
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000	[a]	5,339,716
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	2,000,000	[a]	1,937,532
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,853,284
				14,219,141
Total Long-Term Municipal Investments (cost $879,990,371)			861,799,296

Short-Term Municipal Investments - 1.9%
Alabama - .1%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2022	750,000		756,740
California - .6%
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2023	200,000	[c]	201,177
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2022	3,355,000		3,376,364
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2022	1,300,000		1,305,791
				4,883,332
Massachusetts - .2%
Norton, BAN	1.50	12/15/2022	1,400,000		1,397,772
Missouri - .1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2022	1,000,000		1,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 1.9% (continued)
New York - .9%
Cheektowaga Central School District, BAN, Refunding (Insured; State Aid Withholding)	2.00	11/18/2022	900,000	901,427
Greece, BAN, Refunding	1.00	10/14/2022	1,000,000	998,285
South Jefferson Central School District, BAN, Refunding (Insured; State Aid Withholding)	1.00	6/29/2022	4,130,000	4,128,996
Village of Alden, BAN, Refunding	1.50	9/8/2022	2,000,000	2,000,010
				8,028,718
Tennessee - .0%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	2/1/2038	200,000	[d] 200,000
Vermont - .0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	0.61	7/1/2039	100,000	[d] 100,000
Total Short-Term Municipal Investments (cost $16,405,770)			16,366,562
Total Investments (cost $896,396,141)			103.7%	878,165,858
Liabilities, Less Cash and Receivables			(3.7%)	(31,105,306)
Net Assets			100.0%	847,060,552

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $15,358,490 or 1.81% of net assets.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	878,165,858	-	878,165,858

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized depreciation on investments was $18,230,283, consisting of $802,663 gross unrealized appreciation and $19,032,946 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.